UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        05/07/09
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Value Total (thousands):     $127,562


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories            COM            002824100       528    11079    SH           SOLE               0       0       11079
Affiliated Computer Svcs.      CL A           008190100      8174   170682    SH           SOLE               0       0      170682
AMBAC Financial Grp.           COM            023139108        30    38100    SH           SOLE               0       0       38100
Amedisys Inc.                  COM            023436108      3258   118500    SH           SOLE               0       0      118500
American Int'l. Grp.           COM            026874107        29    28897    SH           SOLE               0       0       28897
American Oriental
  Bioengineering               COM            028731107        87    22500    SH           SOLE               0       0       22500
Amgen, Inc.                    COM            031162100      7039   142146    SH           SOLE               0       0      142146
BankAmerica                    COM            060505104        95    13946    SH           SOLE               0       0       13946
Berkshire Hathaway Inc.        CL A           084670108       260        3    SH           SOLE               0       0           3
BP Amoco                       SPONS ADR      055622104       429    10705    SH           SOLE               0       0       10705
Capital One Financial Cor      COM            14040H105      1812   148049    SH           SOLE               0       0      148049
CDC Corporation Class A        SHS A          G2022L106        56    51000    SH           SOLE               0       0       51000
Cell Genesys Inc.              COM            150921104        24    82000    SH           SOLE               0       0       82000
Cintas Corp.                   COM            172908105       247    10000    SH           SOLE               0       0       10000
Cisco Systems Inc              COM            17275R102       270    16071    SH           SOLE               0       0       16071
Coach Inc.                     COM            189754104      3741   224032    SH           SOLE               0       0      224032
Coca Cola                      COM            191216100       727    16539    SH           SOLE               0       0       16539
Colgate-Palmolive              COM            194162103       345     5850    SH           SOLE               0       0        5850
ConocoPhilips                  COM            20825C104       262     6681    SH           SOLE               0       0        6681
eBay Inc.                      COM            278642103      5381   428431    SH           SOLE               0       0      428431
EMC Corp                       COM            268648102      5912   518614    SH           SOLE               0       0      518614
Emerson                        COM            291011104       289    10126    SH           SOLE               0       0       10126
Entremed                       COM            29382F103        57   128650    SH           SOLE               0       0      128650
Exxon Mobil Corp.              COM            30231G102       811    11913    SH           SOLE               0       0       11913
Factset Research Sys           COM            303075105      3701    74031    SH           SOLE               0       0       74031
Fastenal Co.                   COM            311900104       513    15952    SH           SOLE               0       0       15952
Fcstone Group Inc              COM            31308T100        46    20000    SH           SOLE               0       0       20000
First Financial Bancorp        COM            320209109      4093   429470    SH           SOLE               0       0      429470
Franklin Resources I           COM            354613101       800    14855    SH           SOLE               0       0       14855
General Electric               COM            369604103       546    53970    SH           SOLE               0       0       53970
GFI Group Inc                  COM            361652209        64    20000    SH           SOLE               0       0       20000
Gilead Sciences Inc.           COM            375558103      8001   172728    SH           SOLE               0       0      172728
Global Payments Inc.           COM            37940X102      6006   179756    SH           SOLE               0       0      179756
Hubbell Inc Class B            CL B           443510201       207     7690    SH           SOLE               0       0        7690
Intel                          COM            458140100       244    16225    SH           SOLE               0       0       16225
Int'l Bus. Machines            COM            459200101       764     7886    SH           SOLE               0       0        7886
ISIS Pharmaceuticals           COM            464330109       180    12000    SH           SOLE               0       0       12000
Johnson & Johnson              COM            478160104       424     8067    SH           SOLE               0       0        8067
Kinetic Concepts Inc.          COM            49460W208      3652   172918    SH           SOLE               0       0      172918
Life Time Fitness In           COM            53217R207      2733   217610    SH           SOLE               0       0      217610
LJ International Inc.          ORD            G55312105        30    42200    SH           SOLE               0       0       42200
McDonald's Corporation         COM            580135101      1088    19944    SH           SOLE               0       0       19944
Medtronic Inc.                 COM            585055106       555    18847    SH           SOLE               0       0       18847
Merge Technologies Inc.        COM            589981109        83    61200    SH           SOLE               0       0       61200
Microsoft                      COM            594918104       192    10444    SH           SOLE               0       0       10444
NeuStar Inc.                   CL A           64126X201      3335   199122    SH           SOLE               0       0      199122
Northern Trust Corp;           COM            665859104       718    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109     12637   360942    SH           SOLE               0       0      360942
Omnivision Technologies        COM            682128103       198    29400    SH           SOLE               0       0       29400
Oracle Corp.                   COM            68389X105       397    21996    SH           SOLE               0       0       21996
Pharmaceutical Product
  Development                  COM            717124101      5429   228889    SH           SOLE               0       0      228889
Philip Morris Intl  Inc        COM            718172109       347     9750    SH           SOLE               0       0        9750
Premier Exhibitions            COM            74051E102        30    40000    SH           SOLE               0       0       40000
Procter & Gamble               COM            742718109      2168    46034    SH           SOLE               0       0       46034
Roper Industries Inc.          COM            776696106      7878   185590    SH           SOLE               0       0      185590
Sandisk Corp.                  COM            80004C101       206    16250    SH           SOLE               0       0       16250
Satyam Computer Svcs           ADR            804098101        58    36700    SH           SOLE               0       0       36700
Sigma Designs                  COM            826565103       209    16800    SH           SOLE               0       0       16800
StanCorp Financial Group       COM            852891100      3928   172421    SH           SOLE               0       0      172421
Stryker                        COM            863667101      6241   183354    SH           SOLE               0       0      183354
T Rowe Price Group Inc.        COM            74144T108      4472   154955    SH           SOLE               0       0      154955
Teva Pharmaceutical Indus      ADR            881624209       207     4600    SH           SOLE               0       0        4600
UTSTARCOM Inc.                 COM            918076100        12    15400    SH           SOLE               0       0       15400
Waters Corp.                   COM            941848103      5307   143614    SH           SOLE               0       0      143614